Organization And Basis Of Presentation	12 Months Ended
Dec. 31, 2013
Organization And Basis Of Presentation [Abstract]
Organization And Basis Of Presentation

1. ORGANIZATION AND BASIS OF PRESENTATION

Organization—Rhino Resource Partners LP and subsidiaries (the “Partnership”) is a Delaware limited partnership formed on April 19, 2010 to acquire Rhino Energy LLC (the “Predecessor” or the “Operating Company”). The Partnership had no operations during the period from April 19, 2010 (date of inception) to October 5, 2010 (the consummation of the initial public offering (“IPO”) date of the Partnership). The Operating Company and its wholly owned subsidiaries produce and market coal from surface and underground mines in Kentucky, Ohio, West Virginia and Utah. The Partnership also had one underground mine located in Colorado that was permanently idled at the end of 2013 (see Note 6 for further discussion).  The majority of the Partnership’s sales are made to electric utilities and other coal-related organizations in the United States. In addition to operating coal properties, the Partnership manages and leases coal properties and collects royalties from such management and leasing activities. In addition to the Partnership’s coal operations, the Partnership has invested in oil and natural gas mineral rights and operations that began to generate revenues in early 2012.

Initial Public Offering

On October 5, 2010, Rhino Resource Partners LP completed its IPO of 3,244,000 common units, representing limited partner interests in the Partnership, at a price of $20.50 per common unit. Net proceeds from the offering were approximately $58.3 million, after deducting underwriting discounts and offering expenses of $8.2 million. The Partnership used the net proceeds from this offering, and a related capital contribution by Rhino GP LLC, the Partnership’s general partner (the “General Partner”) of approximately $10.4 million, to repay approximately $69.4 million of outstanding indebtedness under the Operating Company’s credit facility. These net proceeds do not include $9.3 million that was used to reimburse affiliates of the Partnership’s sponsor, Wexford Capital LP (“Wexford Capital”), for capital expenditures incurred with respect to the assets contributed to the Partnership in connection with the offering. In connection with the closing of the IPO, the owners of the Operating Company contributed their membership interests in the Operating Company to the Partnership, and the Partnership issued 12,397,000 subordinated units representing limited partner interests in the Partnership and 9,153,000 common units to Rhino Energy Holdings LLC, an affiliate of Wexford Capital, and issued incentive distribution rights to the General Partner. Upon the closing of the IPO, and as required by the Operating Company’s credit agreement by and among the Operating Company, as borrower, and its subsidiaries as guarantors, and PNC Bank, National Association, as agent, and the other lenders thereto (as amended from time to time, the “Credit Agreement”), the Partnership pledged 100% of the membership interests in the Operating Company to the agent on behalf of itself and the other lenders to secure the Operating Company’s obligations under the Credit Agreement.

Follow-on Offerings

On July 18, 2011, the Partnership completed a public offering of 2,875,000 common units, representing limited partner interests in the Partnership, at a price of $24.50 per common unit. Of the common units issued, 375,000 units were issued in connection with the exercise of the underwriters’ option to purchase additional units. Net proceeds from the offering were approximately $66.4 million, after deducting underwriting discounts and offering expenses of approximately $4.1 million. The Partnership used the net proceeds from this offering, and a related capital contribution by the General Partner of approximately $1.4 million, to repay approximately $67.8 million of outstanding indebtedness under the Partnership’s credit facility.

On September 13, 2013, the Partnership completed a public offering of 1,265,000 common units, representing limited partner interests in the Partnership, at a price of $12.30 per common unit. Of the common units issued, 165,000 units were issued in connection with the exercise of the underwriter’s option to purchase additional units. Net proceeds from the offering were approximately $14.6 million, after deducting underwriting discounts and offering expenses of approximately $1.0 million. The Partnership used the net proceeds from this offering, and a related capital contribution by the General Partner of approximately $0.3 million, to repay approximately $14.9 million of outstanding indebtedness under the Partnership’s credit facility.

Basis of Presentation and Principles of Consolidation—The accompanying consolidated financial statements include the accounts of Rhino Resource Partners LP and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.